Prospectus Supplement
John Hancock Variable Insurance Trust (the Trust)
Capital Appreciation Trust
Small Cap Opportunities Trust (each, a fund)
Supplement dated April 28, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
Capital Appreciation Trust
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
The following information supplements and supersedes any information to the contrary relating to the fund contained in the Prospectus.
At its meeting held on March 25-27, 2025, the Trust’s Board of Trustees (the Board) approved changing the subadvisor for the fund from Jennison Associates LLC (“Jennison”) to Wellington Management Company LLP (“Wellington”) effective on or about May 28, 2025 (the Effective Date). Jennison will no longer serve as subadvisor to the fund as of the Effective Date. The Board also approved a reduction in the fund’s management fee schedule as of the Effective Date.
At this meeting, the Board, including the Independent Trustees, also approved a special meeting of shareholders of the fund to be held on or about August 25, 2025 (the “Shareholder Meeting”). The Board, including the Independent Trustees, recommends that the fund’s shareholders approve a proposal that will be presented at the Shareholder Meeting to change the fund’s diversification status from diversified to non-diversified. If approved, the change is expected to become effective on or about August 25, 2025. Note that this Shareholder Meeting is limited to shareholders of the fund. Shareholders of the fund as of June 27, 2025 are entitled to vote at the Shareholder Meeting.
In connection with the changes described above, the Prospectus is hereby amended as of the Effective Date as follows:
1. All references to Jennison are deleted and replaced with Wellington as the subadvisor with respect to the fund.
2. The fund's name is changed to U.S. Growth Trust, and all references to Capital Appreciation Trust will be changed to reflect the fund's new name.
3. The “Annual fund operating expenses” table and the “Expense example” table under “Fees and expenses” in the “Fund Summary” section are amended and restated as follows:
Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance or variable annuities contract that may use the fund as its underlying investment option and would be higher if they did.
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.55 [1]	0.55 [1]	0.55 [1]
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.05	0.05	0.05
Total annual fund operating expenses	0.65	0.85	0.60
Contractual expense reimbursement	-0.01 [2]	-0.01 [2]	-0.01 [2]
Total annual fund operating expenses after expense reimbursements	0.64	0.84	0.59
1
“Management fee” has been restated to reflect the contractual management fee schedule effective May 28, 2025.
2
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses ($)	Series I	Series II	Series NAV
1 year	65	86	60
3 years	207	270	191
5 years	361	470	334
10 years	809	1,048	749
4. In addition, the “Principal investment strategies” in the “Fund Summary” section are revised and restated in their entirety as follows:
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the United States. The fund considers an equity investment to be “tied economically” to the United States if, at the time of purchase: (i) its issuer is organized under the laws of the United States or under the laws of a state within the United States or in an issuer that maintains its principal place of business in the United States; (ii) it is traded principally in the United States; or (iii) its issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States. The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.
The manager’s investment process begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. Investments in equity securities include common stocks and other stock-related securities such as preferred stocks, convertible securities, depositary receipts, exchange-traded funds, and exchange-traded equity real estate investment trusts (REITs). The fund may invest significantly in securities of companies in certain sectors, and may therefore experience greater volatility than funds investing in a broader range of sectors and may be more susceptible to the impact of market, economic, regulatory, and other factors affecting that sector. The manager focuses on members of the investable universe that exhibit high quality free cash flow margins (i.e., cash generated after expenses to support operations and maintain capital assets), capital return (i.e., dividends and share buybacks), and revenue growth higher than a certain minimum threshold. Free cash flow is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the subuniverse, the manager ranks securities on a relative basis across the following metrics:
(a)
Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;
(b)
Growth: Companies that generate high organic revenue growth (revenue growth not obtained through acquisitions) above global GDP growth;
(c)
Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary research and analysis;
(d)
Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and
(e)
Earnings Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.
The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and discussions with company management are another input into the portfolio decision making process. Securities considered for purchase are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Earnings Revisions), and have a positive catalyst such as accelerating earnings or revenue growth.
The manager sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchases changes, or earnings revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates. Due to its active investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.
The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.
The fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.
5. The “Principal risks” in the “Fund Summary” section are revised to remove “Consumer discretionary sector risk”, “Credit and counterparty risk”, “Fixed-income securities risk”, “Initial public offerings”, “Master limited partnership (MLP) risk”, “Mortgage-backed and asset-backed securities risk”, “Repurchase agreements risk”, “Short sales risk”, “U.S. government agency obligations risk”, and “Warrants risk” and add the following risk:
Exchange-traded funds (ETFs) risk.  The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.
6. The following risk under “Principal risks” in the “Fund Summary” section is revised and restated in its entirety as follows:
Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
7. In addition, contingent upon shareholder approval of the diversification change, scheduled to occur on or about August 25, 2025, the “Principal investment strategies” and “Principal risks” sections in the “Fund Summary” section will be amended to add the following:
The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
8. As of the Effective Date, the following disclosure will be added after the first paragraph under “Past performance” in the “Fund Summary” section for the fund:
Prior to May 28, 2025, the fund was managed by a different subadvisor pursuant to different investment strategies, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. The fund’s performance shown below might have differed materially had the current subadvisor managed the fund prior to May 28, 2025.
9. In addition, as of the Effective Date, the information regarding the subadvisor under the heading “Investment management” in the “Fund Summary” section is revised and restated in its entirety as follows:
Subadvisor Wellington Management Company LLP (“Wellington”)
10. In the “Fund summary” section, as of the Effective Date, the information under the heading “Portfolio management” is revised and restated in its entirety as follows:
Timothy N. Manning
Senior Managing Director and Equity Portfolio Manager Managed the fund since 2025
11. As of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section under the heading “Wellington Management Company LLP (“Wellington Management”)” is amended to include the following:
Funds	Portfolio Managers
U.S. Growth Trust	Timothy N. Manning

●
Timothy N. Manning. Senior Managing Director and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2007.

12. In addition, the management fee table under “Appendix A — Schedule of Management Fees” is amended and restated as follows:
Fund	APR	Advisory Fee Breakpoint
Capital Appreciation Trust	0.600%	— first $500 million;
	0.550%	— next $1 billion;
	0.530%	— excess over $1.5 billion*.
^The fee schedule above became effective on May 28, 2025.
The foregoing is not a solicitation of any proxy. For important information regarding Capital Appreciation Trust or to receive a free copy of the proxy statement, when available, or Prospectus or SAI relating to the proposed shareholder vote, please call the appropriate phone number listed below. The proxy statement, Prospectus and SAI contains important information about fund objectives, strategies, fees, expenses, risks, and the Board’s considerations in approving the proposal to be presented for shareholder approval at the Shareholder Meeting. The proxy statement, Prospectus and SAI will be available for free on the SEC’s website (www.sec.gov). Please read the proxy statement, Prospectus, and SAI carefully before voting or when considering whether to vote for the proposal.
For John Hancock Life Insurance Company (U.S.A.) variable annuity contracts: (800) 344-1029
For John Hancock Life Insurance Company (U.S.A.) variable life contracts: (800) 732-5543
For John Hancock Life Insurance Company of New York variable annuity contracts: (800) 551-2078
For John Hancock Life Insurance Company of New York variable life contracts: (800) 732-5543

Small Cap Opportunities Trust
The following information supplements and supersedes any information to the contrary relating to the fund contained in the Prospectus.
At its meeting held on March 25-27, 2025, the Trust’s Board of Trustees (the Board) approved terminating the subadvisory agreement with GW&K Investment Management (“GW&K”) for the fund on or about May 28, 2025 (the Effective Date). GW&K will no longer serve as subadvisor to the fund as of the Effective Date. Dimensional Fund Advisers LP (“Dimensional”), which currently also subadvises the fund, will remain as the sole subadviser. The Board also approved a reduction in the fund’s management fee schedule as of the Effective Date.
In connection with the changes described above, the Prospectus is hereby amended as of the Effective Date as follows:
1. All references to GW&K are deleted as a subadvisor with respect to the fund.
2. The “Annual fund operating expenses” table and the “Expense example” table under “Fees and expenses” in the “Fund Summary” section are amended and restated as follows:
Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance or variable annuities contract that may use the fund as its underlying investment option and would be higher if they did.
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.72 [1]	0.72 [1]	0.72 [1]
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.10	0.10	0.10
Total annual fund operating expenses	0.87	1.07	0.82
Contractual expense reimbursement	-0.01 [2]	-0.01 [2]	-0.01 [2]
Total annual fund operating expenses after expense reimbursements	0.86	1.06	0.81
1
“Management fee” has been restated to reflect the contractual management fee schedule effective May 28, 2025.

2
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses ($)	Series I	Series II	Series NAV
1 year	88	108	83
3 years	277	339	261
5 years	481	589	454
10 years	1,072	1,305	1,013
3. In addition, as of the Effective Date, the “Principal investment strategies” in the “Fund Summary” section are revised and restated in their entirety as follows:
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. (The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.)
Dimensional will manage the fund’s assets as follows:
Dimensional generally will invest the fund’s assets, using a market capitalization weighted approach, in a broad and diverse group of readily marketable securities of U.S. small and mid cap companies traded on a U.S. national securities exchange that Dimensional determines to be value stocks with higher profitability at time of purchase. A company’s market capitalization is the number of its shares outstanding times its price per share. See “Market Capitalization Weighted Approach” below. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, Dimensional may consider additional factors, such as price-to-cash flow or price-to-earnings ratios. The criteria Dimensional uses for assessing relative price are subject to change from time to time. As of the date of this Prospectus, Dimensional generally considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. Dimensional does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.
Dimensional may sell portfolio securities when the issuer’s market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by the fund. In addition, Dimensional may sell portfolio securities when their price-to-book ratios rise above those of the security with the highest such ratio that is then eligible for purchase by the fund. However, Dimensional may retain securities of issuers with relatively larger market capitalizations for longer periods, despite an increase in the issuers’ price-to-book ratios.
The total market capitalization ranges, and the value criteria used by Dimensional for the fund, as described above, generally apply at the time of purchase. Dimensional will not be required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in Dimensional’s judgment, circumstances warrant their sale.
Dimensional may use derivatives such as futures contracts and options on futures contracts, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the fund. Dimensional may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. Dimensional may also invest in exchange-traded funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

Market Capitalization Weighted Approach
The strategy used by Dimensional in managing the fund’s assets involves market capitalization weighting in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization.
Market capitalization weighting may be modified by Dimensional for a variety of reasons. Dimensional may adjust the representation in the fund of an eligible company, or exclude a company, after considering such factors as free float, price momentum, short-run reversals, trading strategies, liquidity, size, relative price, profitability, investment characteristics and other factors determined to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, Dimensional considers additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, Dimensional considers different ratios, such as that of earnings or profits from operations relative to book value or assets. In assessing a company’s investment characteristics, Dimensional considers ratios such as recent changes in assets divided by total assets. The criteria Dimensional uses for assessing relative price, profitability and investment characteristics are subject to change from time to time.
Dimensional may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular issuer to a maximum proportion of the assets of the fund. Dimensional may exclude the stock of a company that meets applicable market capitalization criteria if Dimensional determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions.
The subadvisor may decrease the allocation of the fund’s assets to eligible small capitalization companies that generally have lower profitability and/or higher relative prices. These adjustments will result in a deviation from traditional market capitalization weighting.
4. In addition, as of the Effective date, the applicable information under the heading “Past performance” in the “Fund Summary” section is amended and restated as follows:
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance does not indicate future results. The Russell 2000 Value Index and Russell 2000 Index show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
5. In the “Average annual total returns” table under the heading “Past performance” in the “Fund Summary” section for the fund, the returns of the Russell 2000 Value Index are added as stated below:
Average annual total returns (%)—as of 12/31/2024	1 year	5 year	10 year
Series I	8.58	10.68	8.50
Series II	8.37	10.46	8.28
Series NAV	8.64	10.73	8.55
Russell 3000 Index[1] (reflects no deduction for fees, expenses, or taxes)	23.81	13.86	12.55
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	8.05	7.29	7.14
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	11.54	7.40	7.82
1
The fund has designated the Russell 3000 Index as its new broad-based securities market index in accordance with the revised definition for such an index.
6. In addition, the management fee table under “Appendix A — Schedule of Management Fees” is amended and restated as follows:
Fund	APR	Advisory Fee Breakpoint
Small Cap Opportunities Trust	0.720%	— all assets.
^The fee schedule above became effective on May 28, 2025.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement
John Hancock Variable Insurance Trust (the Trust)
Capital Appreciation Trust
Small Cap Opportunities Trust
Supplement dated April 28, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)
CAPITAL APPRECIATION TRUST (the fund)

The following information supplements and supersedes any information to the contrary relating to the fund contained in the SAI.
At its meeting held on March 25-27, 2025, the Trust’s Board of Trustees (the Board) approved changing the subadvisor for the fund from Jennison Associates LLC (“Jennison”) to Wellington Management Company LLP (“Wellington”) effective on or about May 28, 2025 (the Effective Date).
At this meeting, the Board, including the Independent Trustees, approved a special meeting of shareholders of the fund to be held on or about August 25, 2025 (the “Shareholder Meeting”). The Board, including the Independent Trustees, recommends that the fund’s shareholders approve a proposal that will be presented at the Shareholder Meeting to change the fund’s diversification status from diversified to non-diversified. If approved, the change is expected to become effective on or about August 25, 2025. Note that this Shareholder Meeting is limited to shareholders of the fund. Shareholders of the fund as of June 27, 2025 are entitled to vote at the Shareholder Meeting.
In connection with the changes described above the SAI is hereby amended as of the Effective Date as follows:
1. All references to Jennison are deleted and replaced with Wellington as the subadvisor with respect to the fund.
2. The fund’s name is changed to U.S. Growth Trust and all references to Capital Appreciation Trust will be changed to reflect the fund’s new name.
The foregoing is not a solicitation of any proxy. For important information regarding Capital Appreciation Trust or to receive a free copy of the proxy statement, when available, or Prospectus or SAI relating to the proposed shareholder vote, please call the appropriate phone number listed below. The proxy statement, Prospectus and SAI contains important information about fund objectives, strategies, fees, expenses, risks, and the Board’s considerations in approving the proposal to be presented for shareholder approval at the Shareholder Meeting. The proxy statement, Prospectus and SAI will be available for free on the SEC’s website (www.sec.gov). Please read the proxy statement, Prospectus, and SAI carefully before voting or when considering whether to vote for the proposal.
For John Hancock Life Insurance Company (U.S.A.) variable annuity contracts: (800) 344-1029
For John Hancock Life Insurance Company (U.S.A.) variable life contracts: (800) 732-5543
For John Hancock Life Insurance Company of New York variable annuity contracts: (800) 551-2078
For John Hancock Life Insurance Company of New York variable life contracts: (800) 732-5543

SMALL CAP OPPORTUNITIES TRUST (the fund)
The following information supplements and supersedes any information to the contrary relating to the fund contained in the SAI.
At its meeting held on March 25-27, 2025, the Trust’s Board of Trustees (the Board) approved the termination of the subadvisory agreement with GW&K Investment Management (GW&K) for the fund effective on or about May 28, 2025 (the Effective Date). Dimensional Fund Advisers LP, which currently also subadvises the fund, will remain as the sole subadviser.
In connection with the changes described above, as of the Effective Date, all references to GW&K as a subadviser for the fund are deleted from the SAI.
You should read this supplement in conjunction with the SAI and retain it for your future reference.